OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayments for purchase of property and equipment	¥ 46,083		¥ 55,207
Demonstration fleet	4,936		5,790
Long-term deposits	3,836		6,909
Others	2,243		2,053
Other non-current assets	¥ 57,098	$ 8,278	¥ 69,959